Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term investment
Trading debt securities	¥ 84,537	$ 11,907	¥ 207,670
Equity securities measured at fair value	3,630	511	5,265
Investments held by consolidated investment fund	132,561	18,671	67,443
Long-term investment
Investments held by consolidated investment fund	71,013	10,001	74,751
Other long-term investments measured at fair value	595,854	$ 83,924	631,662
Recurring Basis
Short-term investment
Available-for-sale investments			14,941
Trading debt securities	84,537		207,670
Equity securities measured at fair value	3,630		5,265
Investments held by consolidated investment fund	132,561		67,443
Long-term investment
Investments held by consolidated investment fund	71,013		74,751
Other long-term investments measured at fair value	595,854		631,662
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investment
Trading debt securities	84,537		207,670
Equity securities measured at fair value	3,630		1,304
Investments held by consolidated investment fund	132,561		26,637
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments			14,941
Equity securities measured at fair value			3,961
Investments held by consolidated investment fund			40,806
Long-term investment
Investments held by consolidated investment fund	15,777		74,751
Other long-term investments measured at fair value	22,081		242,753
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Other long-term investments measured at fair value	546,543		358,351
Recurring Basis | NAV
Long-term investment
Investments held by consolidated investment fund	55,236
Other long-term investments measured at fair value	¥ 27,230		¥ 30,558